ZHEJIANG TIANLAN CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY In Thousands	Total USD ($)	Ordinary CNY	Additional Paid-In Capital USD ($)	Retained Earnings USD ($)	Noncontrolling Interest USD ($)	ZHEJIANG TIANLAN CNY	ZHEJIANG TIANLAN Ordinary CNY	ZHEJIANG TIANLAN Additional Paid-In Capital CNY	ZHEJIANG TIANLAN Capital reserve CNY	ZHEJIANG TIANLAN PRC statutory reserves CNY	ZHEJIANG TIANLAN Retained Earnings CNY	ZHEJIANG TIANLAN Noncontrolling Interest CNY
Beginning Balance, amount at Dec. 31, 2010						121,330		52,174	17,896	10,799	34,376	6,085
Net profit/loss	(10)			521	(531)	39,390					40,599	(1,209)
Capital injection						6,000	1,200		4,800
Dividend paid						(12,000)					(12,000)
Appropriation of reserves	0			1						4,264	(4,264)
Changed to limited company by shares							60,000	(52,174)	20,493	(10,791)	(17,528)
Dividend paid to NCI						(785)						(785)
Ending Balance, amount at Dec. 31, 2011						153,935	61,200		43,189	4,272	41,183	4,091
Net profit/loss	(120)			(429)	309	(1,501)					(1,250)	(251)
Capital injection
Appropriation of reserves				(37)						2	(2)
Ending Balance, amount at Dec. 31, 2012						152,434	61,200		43,189	4,274	39,931	3,840
Net profit/loss	95			(18)	113	5,298					7,626	(2,328)
Dividend paid						(6,120)					(6,120)
Appropriation of reserves				(4)						1,243	(1,243)
Ending Balance, amount at Dec. 31, 2013						151,612	61,200		43,189	5,517	40,194	1,512